STOCK OPTION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK OPTION PLAN

NOTE 13 – STOCK OPTION PLAN

On September 15, 2022 the Company approved the 2022 Equity Incentive Plan, which provides for equity incentives to be granted to the Company’s employees, executive officers or directors or to key advisers or consultants. Equity incentives may be in the form of stock options with an exercise price not less than the fair market value of the underlying shares as determined pursuant to the 2022 Incentive Stock Plan, restricted stock awards, other stock based awards, or any combination of the foregoing. The 2022 Incentive Stock Plan is administered by the board of directors. The remaining balance of the shares available in the plan is 450,000 shares.

NOTE 13 – STOCK OPTION PLAN

On September 15, 2022 the Company approved the 2022 Equity Incentive Plan, which provides for equity incentives to be granted to the Company’s employees, executive officers or directors or to key advisers or consultants. Equity incentives may be in the form of stock options with an exercise price not less than the fair market value of the underlying shares as determined pursuant to the 2022 Incentive Stock Plan, restricted stock awards, other stock based awards, or any combination of the foregoing. The 2022 Incentive Stock Plan is administered by the board of directors. The remaining balance of the shares available in the plan is 450,000 shares.